Eaton Vance Management

Two International Place

Boston, MA  02110

(617)482-8260

www.eatonvance.com

August 20, 2014

VIA EDGAR

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Form N-1A Filing for Eaton Vance Growth Trust (the “Registrant”)

on behalf of Eaton Vance Richard Bernstein Market Opportunities Fund (the “Fund”)

Post-Effective Amendment No. 168 (1933 Act File No. 002-22019)

Amendment No. 141 (1940 Act File No. 811-01241) (the “Amendment”)

Dear Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the post-effective amendment to the Trust’s registration statement filed under Rule 485(a) with the Securities and Exchange Commission (the “Commission”) on May 23, 2014 (Accession No. 00000940394-14-000765) (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Valerie Lithotomos, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on July 7, 2014 and making certain other non-material changes as marked thereon.  The comments and the responses thereto are as follows:

Prospectus

1.

Align the numbers in the Fund’s fee table.

Response:  The numbers in the Fund’s fee table have been aligned.

2.

Connect footnote 1 to a line item in the expense table.

Response:  Footnote 1 has been connected to the Expense Reimbursement line item.

3.

Confirm that the expense example only factors in the expense cap extending through 2015.

Response:  The expense example only factors in the expense cap extending through December 31, 2015.

Securities and Exchange Commission

August 20, 2014

4.

Confirm that the language stating that the Fund will allocate its assets is the equivalent of the Fund investing its assets and that this is standard industry terminology.

Response:  The Fund allocating its assets is synonymous with investing its assets and we believe this is standard industry terminology.

5.

Confirm that you have reviewed the letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, from Barry D. Miller of the Division of Investment Management regarding Derivatives-Related Disclosures by Investment Companies (July 30, 2010).

Response:  We have reviewed the letter in preparing the Filing and the Amendment.

6.

The use of the word “speculative” is recommended with respect to the discussion on derivatives for investment purposes.

Response:  The phrase “use for speculative purposes” has been added under the Fund’s principal investment strategies.

7.

Add disclosure about Ukraine and Russia if the Fund will invest significantly in either region.

Response:  We have added risks associated with “sanctions” to the foreign investment risk disclosure in the summary and statutory prospectus.

8.

The General Fund Risk in the Summary Prospectus is too long. This type of detail should be in the Statutory Prospectus

Response:  We have moved a portion of the General Fund risk disclosure from the Summary Prospectus to the Statutory Prospectus under “General” risk.

Statement of Additional Information

9.

In the SAI, the description for “Option Strategy” reads “To the extent described in the Prospectus, the Fund may utilize the Option strategy.” Where is this described in the Prospectus?

Response:  We have added an additional description to the SAI disclosure on the Option Strategy. Please note that this type of Option Strategy is not applicable for this Fund

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in each respective filing.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

Please contact the undersigned at (617) 672-8879 if you have any questions concerning the foregoing.

Very truly yours,

/s/ Katy D, Burke

Katy D. Burke, Esq.

Vice President